S-K 1603(c) Fiduciary Duties to Other Companies	Sep. 30, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]
●	duty to act in good faith in what the director or officer believes to be in the best interests of the Company as a whole;
●	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
●	directors should not improperly fetter the exercise of future discretion;
●	duty to exercise powers fairly as between different sections of shareholders;
●	duty not to put themselves in a position in which there is a conflict between their duty to the Company and their personal interests; and
●	duty to exercise independent judgment.